Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 053
EBP, Description of Plan [Line Items]
Description of the Plan	Description of Plan
The following description of the Popular, Inc. U.S.A. 401(k) Savings and Investment Plan (the “Plan”) provides only general information. Participants should refer to the Plan Document for a more complete description of its provisions.
Plan Description
The Plan is sponsored by Popular, Inc. (the “Corporation'' or ''Plan Sponsor”). The Plan is a defined contribution plan covering any United States (excluding Puerto Rico), United States Virgin Islands and British Virgin Islands employees of the Plan Sponsor who have completed 30 days of service. The Plan provides the participants with the ability to invest in mutual funds, single group annuity contract, pooled separate accounts and common stock in Popular, Inc. The Plan is subject to the provisions of Employee Retirement Income Security Act of 1974 (“ERISA”).
Contributions
Participants may make pre-tax contributions up to the maximum permitted amount based on IRS limitations (maximum $23,500 in 2025 and $23,000 in 2024), as defined in the Plan documents. Participants direct the investment of Plan contributions into various investment options offered by the Plan. Also, the Plan permits catch-up contributions that are before tax contributions made in excess of the deferral limit by a participant who has reached age 50, limited for the calendar year ended on December 31, 2025 and 2024 to $7,500.
The plan provides that newly hired employees are automatically enrolled in the Plan at a pre-tax rate of 6% , with a match formula of 50% for each dollar pre-tax contribution up to a maximum of 8% and for an automatic annual increase of 1% to the employees’ pre-tax contribution until such contribution reaches a certain percent which on December 31, 2025 was 10% . Participants shall be given written notice of the automatic increase no less than 30 days or more than 90 days before the increase is to be effective. Participants, upon receipt of the notice of automatic increase, may elect to change their percentage of before-tax contributions to a different amount, including zero (0%), by the deadline established by the Plan Administrator to avoid the automatic increase. Matching contributions are invested pursuant to each participant’s investment directions.
The Corporation may make discretionary contributions to its own employees out of its net profits in such amounts as the Corporation’s Board of Directors may determine. During the year ended December 31, 2025, the Corporation made discretionary contributions of $2,216,534 related to profit sharing distribution.
The Plan provides for an additional employer contribution known as “True-Up contribution” to ensure participants receive the maximum matching benefit under the Plan’s contribution guidelines. In 2026, the Corporation reviewed the matching contributions for the year 2025 and as a result determined to make a True-Up contribution of $200,400, which is included as employer contributions receivable in the accompanying Statement of Net Assets Available for Benefits as of December 31, 2025. In 2025, the Corporation reviewed the matching contributions for the year 2024 and as a result made a True-Up contribution of $204,422, which is included as employer contributions receivable in the accompanying Statement of Net Assets Available for Benefits as of December 31, 2024.
Participant accounts
Each participant account is credited with its contribution and allocation of: (a) its own Corporation matching and profit-sharing contribution and (b) plan earnings. Allocations are based on participant earnings or account balances, as defined in the Plan Document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Eligibility and vesting
All employees are eligible to participate in the Plan on the first day of the month, following 30 days of service. Participants are immediately vested in their voluntary contributions plus actual earnings thereon. Vesting in the Corporations’ matching and discretionary profit-sharing contributions plus actual earnings thereon is based on years of service since commencement of employment with the Corporation. These contributions and actual earnings thereon vest in accordance with the following schedule:

Years of Service	Vesting %
At least 1	20
At least 2	40
At least 3	60
At least 4	80
5 or more	100
Notes receivable from participants
Participants may borrow against their fund accounts a minimum of $1,000 up to a maximum of the lesser of $50,000 or 50% of the vested portion of the participant’s equity in the Plan. Loan transactions are treated as a transfer to (from) the investment fund from (to) notes receivable from participants. Loan terms range from one to five years, or longer if used to acquire a principal residence. Loans are collateralized by the balance in the participant’s account and bear interest at a rate commensurate with prevailing rates as determined by the Plan Administrator. As of December 31, 2025, and 2024 interest rates ranged from 4.25% to 9.50%. Principal and interest are paid ratably through bi-weekly payroll deductions.
Payment of Benefits and Withdrawals
Plan participants are permitted to make withdrawals from the Plan from after-tax contributions balance, subject to provisions in the Plan Document as amended. If a participant suffers financial hardship, as defined in the Plan Document, the participant may request a withdrawal from his/her pre-tax contributions balance. Upon termination of service due to disability, retirement or other reasons, the Plan provides that benefits be distributed in a lump sum distribution in cash, with the exception of those participants that are required to receive required minimum distributions, in flexible installment distributions. In the case of participant termination due to death, the entire vested amount is paid to the person or persons legally entitled thereto.
Plan termination
Although it has not expressed any intent to do so, the Plan Sponsor may terminate the Plan for any reason at any time, in which event there shall be no employer duty to make contributions. In the event of termination, all participants become fully vested and have a non-forfeitable right to their full account balance.
Plan Expenses and Administration
The Plan is administered by Popular, Inc.’s Benefits Committee (the “Committee”) which, in turn, may delegate certain administrative functions to other committees and/or officers of the Corporation. The Committee has overall responsibility for the operations and administration of the Plan. The named fiduciary of the Plan for purposes of investment related matters is the Popular, Inc. Corporate Investment Committee.
The Principal Financial Group (“PFG”) is the record keeper for the Plan and Principal Trust Company, a subsidiary of PFG, is the trustee. Principal Life Insurance Company (“PLIC”), a member of PFG, manages the pooled separate accounts and the single annuity contract.
Forfeited accounts
Forfeited balances of terminated participants’ non-vested accounts may first be used to pay administrative expenses, to reduce the earliest employer contributions made after the forfeitures are determined, or at the Corporation’s discretion, may be redistributed among participants after a five (5) year severance period. During the severance period, if the terminated participant is re-employed by the Corporation, the dollar value at the date of re-employment shall be restored to the participant’s account if the re-employed participant repays to the Plan an amount equal to the dollar value of his/her vested balance distributed upon termination.
During 2025, the Plan used forfeiture accounts to pay administrative expenses in the amount of $184,635, which included expenses accrued in prior year, and $50,101 to cover the 2024 True-Up Contribution. Forfeited non-vested accounts amounted to $64,100 and $68,746 at December 31, 2025 and 2024, respectively.
Non-Participant Directed Investments
At December 31, 2025, there were no non-participant directed investments in the Plan.